UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

888 Seventh Ave, 31st Floor, New York, NY 10019
(Address of principal executive offices) (Zip code)
Robert White, Treasurer 888 Seventh Ave, 31st Floor, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Shares	Value
COMMON STOCKS† - 17.7%
Consumer, Non-cyclical - 5.1%
Merck & Company, Inc.[1]	34,800	$2,292,276
United Rentals, Inc.*,1	13,000	1,934,400
Gilead Sciences, Inc.[1]	21,500	1,673,345
Olympus Corp.[1]	30,000	1,212,703
Roche Holding AG	4,000	982,020
Bunge Ltd.[1]	9,900	684,387
Total Consumer, Non-cyclical		8,779,131
Consumer, Cyclical - 4.2%
Walmart, Inc.	19,800	1,766,754
Royal Caribbean Cruises Ltd.[1]	15,200	1,713,952
Ford Motor Co.[1]	153,200	1,538,128
Lowe's Companies, Inc.[1]	14,000	1,390,760
General Motors Co.	22,800	864,348
Total Consumer, Cyclical		7,273,942
Financial - 3.0%
Lazard Ltd. — Class A1	35,100	1,905,930
U.S. Bancorp[1]	30,000	1,590,300
Goldman Sachs Group, Inc.[1]	4,500	1,068,435
Synchrony Financial	23,000	665,620
Total Financial		5,230,285
Industrial - 2.9%
United Parcel Service, Inc. — Class B1	16,400	1,966,196
Caterpillar, Inc.[1]	11,100	1,596,180
BAE Systems plc[1]	180,000	1,542,304
Total Industrial		5,104,680
Communications - 1.0%
Verizon Communications, Inc.[1]	30,500	1,575,020
AT&T, Inc.[1]	5,000	159,850
Total Communications		1,734,870
Technology - 0.8%
Texas Instruments, Inc.	12,200	1,358,104
Energy - 0.7%
TPG Pace Energy Holdings Corp.*	92,700	1,242,180
Total Common Stocks
(Cost $30,535,598)		30,723,192
CONVERTIBLE PREFERRED STOCKS† - 6.6%
Industrial - 2.7%
Belden, Inc.	30,550	2,687,789
6.75% due 07/15/19[1]
Stanley Black & Decker, Inc.	18,200	2,029,300
5.38% due 05/15/20[1]
Total Industrial		4,717,089
Consumer, Non-cyclical - 2.0%
Becton Dickinson and Co.	34,503	2,189,905
6.13% due 05/01/20[1]
Bunge Ltd. 4.88%[1,7]	10,965	1,193,714
Total Consumer, Non-cyclical		3,383,619
Energy - 1.0%
Hess Corp.
8.00% due 02/01/19[1]	16,539	1,208,960
Nabors Industries Ltd.
6.00% due 05/01/21	12,817	556,031
Total Energy		1,764,991
Utilities - 0.5%
South Jersey Industries, Inc.
7.25% due 04/15/21[1]	16,750	926,861

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 6.6% (continued)
Financial - 0.4%
Crown Castle International Corp.
6.88% due 08/01/20[1]	616	$657,284
Total Convertible Preferred Stocks
(Cost $11,239,346)		11,449,844
MONEY MARKET FUND† - 5.2%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class 1.81%[1,2]	9,034,023	9,034,023
Total Money Market Fund
(Cost $9,034,023)		9,034,023

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.8%
Consumer, Cyclical - 17.1%
GameStop Corp.
6.75% due 03/15/21[1,3]	2,690,000	2,753,888
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	1,649,000	1,628,387
Staples, Inc.
8.50% due 09/15/25[1,3]	1,639,000	1,544,757
Scientific Games International, Inc.
10.00% due 12/01/22[1]	1,209,000	1,295,141
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	1,267,000	1,286,005
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,3]	1,221,000	1,226,751
William Carter Co.
5.25% due 08/15/21[1]	1,182,000	1,199,405
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50% due 05/01/25[3]	1,200,000	1,197,000
Hanesbrands, Inc.
4.63% due 05/15/24[1,3]	1,193,000	1,166,157
Mattamy Group Corp.
6.88% due 12/15/23[1,3]	709,000	728,356
6.50% due 10/01/25[1,3]	443,000	434,140
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	560,000	579,600
5.25% due 12/15/26	590,000	564,925
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,3]	899,000	879,896
5.50% due 04/15/27[1,3]	266,000	261,013
Delphi Technologies plc
5.00% due 10/01/25[1,3]	1,107,000	1,046,680
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	1,034,000	984,885
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	1,037,000	977,372

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	954,000	959,686
Navistar International Corp.
6.63% due 11/01/25[1,3]	900,000	944,145
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	954,000	942,075

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.8% (continued)
Consumer, Cyclical - 17.1% (continued)
Goodyear Tire & Rubber Co.
5.13% due 11/15/23[1]	946,000	$934,175
National CineMedia LLC
6.00% due 04/15/22[1]	915,000	933,300
American Greetings Corp.
8.75% due 04/15/25[1,3]	953,000	900,585
Enterprise Development Authority
12.00% due 07/15/24[3]	887,000	864,825
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24[1]	539,000	525,525
5.88% due 03/01/27	344,000	322,500
Carlson Travel, Inc.
9.50% due 12/15/24[1,3]	895,000	824,519
American Axle & Manufacturing, Inc.
6.25% due 03/15/26[1]	680,000	654,500
Ferrellgas Partners Limited Partnership / Ferrellgas Partners Finance Corp.
8.63% due 06/15/20	591,000	576,225
Beacon Escrow Corp.
4.88% due 11/01/25[1,3]	591,000	553,501
Stars Group Holdings BV / Stars Group US Company-Borrower LLC
7.00% due 07/15/26[3]	74,000	76,405
Total Consumer, Cyclical		29,766,324
Consumer, Non-cyclical - 11.8%
Bausch Health Companies, Inc.
9.00% due 12/15/25[3]	1,329,000	1,412,661
6.13% due 04/15/25[1,3]	1,500,000	1,411,875
7.00% due 03/15/24[3]	590,000	627,760
HCA, Inc.
5.25% due 04/15/25[1]	2,114,000	2,165,529
6.50% due 02/15/20[1]	886,000	924,364
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	1,477,000	1,434,536
4.38% due 10/01/21[1]	700,000	700,875
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	1,481,000	1,484,702
Encompass Health Corp.
5.75% due 09/15/25[1]	1,302,000	1,315,020
United Rentals North America, Inc.
5.50% due 05/15/27[1]	667,000	662,598
5.75% due 11/15/24	593,000	608,566
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,3]	1,401,000	1,253,895
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	1,000,000	1,110,000
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,3]	1,118,000	1,101,230
Pilgrim's Pride Corp.
5.75% due 03/15/25[1,3]	886,000	849,452

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.8% (continued)
Consumer, Non-cyclical - 11.8% (continued)
DaVita, Inc.
5.00% due 05/01/25[1]	711,000	$671,895
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	620,000	635,500
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[3]	591,000	540,765
Sotheby's
4.88% due 12/15/25[1,3]	542,000	521,467
Central Garden & Pet Co.
6.13% due 11/15/23[1]	488,000	503,860
Simmons Foods, Inc.
5.75% due 11/01/24[3]	389,000	323,843
7.75% due 01/15/24[3]	149,000	153,843
Total Consumer, Non-cyclical		20,414,236
Energy - 9.7%
PDC Energy, Inc.
5.75% due 05/15/26[1]	1,033,000	1,025,252
6.13% due 09/15/24[1]	421,000	424,684
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	1,328,000	1,392,740
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,3]	1,328,000	1,321,360
SESI LLC
7.75% due 09/15/24[1]	1,182,000	1,220,415
Diamondback Energy, Inc.
5.38% due 05/31/25[1]	1,181,000	1,185,429
WPX Energy, Inc.
5.25% due 09/15/24[1]	1,182,000	1,180,523
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	1,181,000	1,113,093
Oasis Petroleum, Inc.
6.88% due 03/15/22[1]	1,033,000	1,054,951
Continental Resources, Inc.
5.00% due 09/15/22[1]	1,034,000	1,050,412
Parkland Fuel Corp.
6.00% due 04/01/26[1,3]	886,000	876,032
Gulfport Energy Corp.
6.00% due 10/15/24	886,000	859,420
Nabors Industries, Inc.
5.75% due 02/01/25[1,3]	895,000	850,250
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	753,000	798,180

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	684,000	660,060
5.50% due 08/15/22	52,000	51,740
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00% due 04/01/22[3]	591,000	656,010

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.8% (continued)
Energy - 9.7% (continued)
PBF Logistics LP / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	539,000	$549,780
CNX Resources Corp.
8.00% due 04/01/23[1]	464,000	489,520
Total Energy		16,759,851
Communications - 8.6%
Sprint Corp.
7.88% due 09/15/23[1]	1,225,000	1,310,750
7.63% due 02/15/25[1]	1,198,000	1,255,660
DISH DBS Corp.
6.75% due 06/01/21[1]	700,000	705,460
5.13% due 05/01/20	591,000	588,784
7.75% due 07/01/26[1]	548,000	480,870
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	1,607,000	1,637,232
CBS Radio, Inc.
7.25% due 11/01/24[1,3]	1,378,000	1,301,521
CenturyLink, Inc.
7.50% due 04/01/24[1]	1,181,000	1,237,109
Sirius XM Radio, Inc.
5.38% due 07/15/26[1,3]	1,208,000	1,185,350
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	1,052,000	1,076,985
Frontier Communications Corp.
7.63% due 04/15/24	1,034,000	703,120
8.50% due 04/01/26[3]	295,000	284,306
Inmarsat Finance plc
6.50% due 10/01/24[1,3]	804,000	810,030
Altice France S.A.
7.38% due 05/01/26[1,3]	634,000	629,245
Match Group, Inc.
6.38% due 06/01/24	591,000	627,199
Tribune Media Co.
5.88% due 07/15/22[1]	573,000	578,730
Cincinnati Bell, Inc.
8.00% due 10/15/25[1,3]	589,000	540,408
Total Communications		14,952,759
Basic Materials - 7.6%
NOVA Chemicals Corp.
5.00% due 05/01/25[1,3]	1,435,000	1,370,425
First Quantum Minerals Ltd.
6.88% due 03/01/26[1,3]	1,055,000	1,031,263
7.50% due 04/01/25[3]	304,000	307,040
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,3]	1,134,000	1,182,195
FMG Resources August 2006 Pty Ltd.
4.75% due 05/15/22[1,3]	1,180,000	1,151,975
Alcoa Nederland Holding BV
6.13% due 05/15/28[3]	1,060,000	1,094,450
TPC Group, Inc.
8.75% due 12/15/20[1,3]	1,068,000	1,068,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.8% (continued)
Basic Materials - 7.6% (continued)
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	1,129,000	$1,049,970
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	976,000	1,000,400
Commercial Metals Co.
4.88% due 05/15/23[1]	1,011,000	990,780
Rayonier AM Products, Inc.
5.50% due 06/01/24[3]	681,000	642,496
Tronox Finance plc
5.75% due 10/01/25[1,3]	664,000	641,590
Tronox, Inc.
6.50% due 04/15/26[1,3]	615,000	611,925
New Gold, Inc.
6.25% due 11/15/22[3]	591,000	558,495
AK Steel Corp.
7.50% due 07/15/23[1]	500,000	518,750
Total Basic Materials		13,219,754
Industrial - 7.4%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	1,599,000	1,319,175
7.38% due 01/15/22[3]	1,215,000	965,925
MasTec, Inc.
4.88% due 03/15/23[1]	1,620,000	1,583,550
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,3]	1,362,000	1,411,372
TransDigm, Inc.
6.38% due 06/15/26[1]	1,097,000	1,105,228
6.00% due 07/15/22	296,000	301,979
Louisiana-Pacific Corp.
4.88% due 09/15/24	1,317,000	1,307,123
Ball Corp.
4.38% due 12/15/20[1]	1,182,000	1,198,252
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	1,164,000	1,169,820
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	665,000	700,744
Mueller Water Products, Inc.
5.50% due 06/15/26[3]	655,000	662,369
Energizer Holdings, Inc.
5.50% due 06/15/25[1,3]	591,000	582,873
WESCO Distribution, Inc.
5.38% due 06/15/24	591,000	582,874
Total Industrial		12,891,284
Technology - 3.8%
Seagate HDD Cayman
4.75% due 01/01/25[1]	1,468,000	1,426,044
West Corp.
8.50% due 10/15/25[1,3]	1,546,000	1,352,750

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

NCR Corp.
5.00% due 07/15/22[1]	1,000,000	991,250
First Data Corp.
5.38% due 08/15/23[1,3]	959,000	974,584

	Face
	Amount~	Value
CORPORATE BONDS†† - 69.8% (continued)
Technology - 3.8% (continued)
Dell, Inc.
5.88% due 06/15/19[1]	906,000	$924,120
Nuance Communications, Inc.
6.00% due 07/01/24	850,000	869,125
Total Technology		6,537,873
Financial - 3.3%
Credit Acceptance Corp.
7.38% due 03/15/23[1]	1,321,000	1,393,655
Navient Corp.
5.50% due 01/15/19[1]	1,026,000	1,037,029
Radian Group, Inc.
7.00% due 03/15/21[1]	886,000	949,128
CIT Group, Inc.
5.38% due 05/15/20	886,000	914,795
Alliance Data Systems Corp.
5.38% due 08/01/22[3]	900,000	908,100
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1,3]	598,000	582,302
Total Financial		5,785,009
Utilities - 0.5%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	869,000	835,326
Total Corporate Bonds
(Cost $122,138,275)		121,162,416
CONVERTIBLE BONDS†† - 68.0%
Industrial - 11.1%
Cemex SAB de CV
3.72% due 03/15/20[1]	2,658,000	2,706,440
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19[1]	1,250,000	1,499,350
Dycom Industries, Inc.
0.75% due 09/15/21[1]	1,102,000	1,230,532
Implenia AG
0.50% due 06/30/22	CHF 1,035,000	1,166,777
Larsen & Toubro Ltd.
0.68% due 10/22/19	1,100,000	1,136,850
Vinci S.A.
0.38% due 02/16/22[1]	1,000,000	1,091,470
China Railway Construction Corporation Ltd.
due 01/29/21[4]	1,000,000	1,078,500
Greenbrier Companies, Inc.
2.88% due 02/01/24[1]	900,000	1,070,438
Sika A.G.
0.15% due 06/05/25	CHF 900,000	947,691
Golar LNG Ltd.
2.75% due 02/15/22	900,000	919,226
MTU Aero Engines AG
0.13% due 05/17/23	EUR 500,000	890,315
MINEBEA MITSUMI, Inc.
due 08/03/22[4]	JPY 70,000,000	752,747
Buzzi Unicem SpA
1.38% due 07/17/19[1]	EUR 500,000	709,179

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 68.0% (continued)
Industrial - 11.1% (continued)
Shimizu Corp.
due 10/16/20[4]	JPY 70,000,000	$676,144
Air Transport Services Group, Inc.
1.13% due 10/15/24[3]	650,000	635,303
Safran S.A.
due 12/31/20[4]	EUR 391,800	501,513
CRRC Corporation Ltd.
due 02/05/21[4]	500,000	498,750
Dainippon Screen Mfg. Co., Ltd.
due 06/11/25[4]	JPY 50,000,000	472,128
Arconic, Inc.
1.63% due 10/15/19[1]	443,000	457,299
Airbus SE
due 07/01/22[1,4]	EUR 300,000	434,908
OSG Corp.
due 04/04/22[4]	JPY 30,000,000	409,706
Total Industrial		19,285,266
Technology - 10.7%
Evolent Health, Inc.
2.00% due 12/01/21	1,500,000	1,669,854
Microchip Technology, Inc.
1.63% due 02/15/27[1]	1,170,000	1,398,514
STMicroelectronics N.V.
0.25% due 07/03/24[1]	1,000,000	1,196,670
Teradyne, Inc.
1.25% due 12/15/23[1]	730,000	1,063,312
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	930,000	1,031,725
ServiceNow, Inc.
due 06/01/22[4]	694,000	957,005
Advanced Micro Devices, Inc.
2.13% due 09/01/26[1]	399,000	951,973
Lumentum Holdings, Inc.
0.25% due 03/15/24[1]	847,000	951,695
Cypress Semiconductor Corp.
4.50% due 01/15/22[1]	607,000	878,669
Citrix Systems, Inc.
0.50% due 04/15/19[1]	563,000	857,753
Nutanix, Inc.
due 01/15/23[1,3,4]	711,000	850,236
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20	750,000	770,809
Verint Systems, Inc.
1.50% due 06/01/21[1]	775,000	768,974
Akamai Technologies, Inc.
0.13% due 05/01/25[3]	744,000	748,974
Western Digital Corp.
1.50% due 02/01/24[1,3]	718,000	704,471
ON Semiconductor Corp.
1.63% due 10/15/23[1]	536,000	673,363
Integrated Device Technology, Inc.
0.88% due 11/15/22[1]	533,000	636,332
ams AG
0.88% due 09/28/22	600,000	612,000

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

ASM Pacific Technology Ltd.
2.00% due 03/28/19	HKD 4,000,000	555,616

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 68.0% (continued)
Technology - 10.7% (continued)
Synaptics, Inc.
0.50% due 06/15/22	$508,000	$503,756
Micron Technology, Inc.
3.00% due 11/15/43[1]	257,000	464,636
Guidewire Software, Inc.
1.25% due 03/15/25[1]	367,000	366,569
Total Technology		18,612,906
Consumer, Non-cyclical - 9.8%
Exact Sciences Corp.
1.00% due 01/15/25[1]	2,393,000	2,490,790
Wright Medical Group, Inc.
1.63% due 06/15/23[3]	2,511,000	2,484,100
Jazz Investments I Ltd.
1.50% due 08/15/24[1,3]	913,000	951,136
1.88% due 08/15/21[1]	580,000	628,246
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	819,000	1,005,126
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	744,000	964,288
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	907,000	902,871
NuVasive, Inc.
2.25% due 03/15/21[1]	781,000	888,257
Bayer AG
0.05% due 06/15/20[1]	EUR 600,000	824,393
Qiagen N.V.
0.88% due 03/19/21	600,000	783,471
Bayer Capital Corporation BV
5.63% due 11/22/19[1]	EUR 600,000	751,678
Cardtronics, Inc.
1.00% due 12/01/20[1]	700,000	659,677
Theravance Biopharma, Inc.
3.25% due 11/01/23	600,000	603,192
Nipro Corp.
due 01/29/21[4]	JPY 60,000,000	585,581
Neurocrine Biosciences, Inc.
2.25% due 05/15/24	323,000	474,165
Teladoc, Inc.
1.38% due 05/15/25[3]	347,000	449,232
Nevro Corp.
1.75% due 06/01/21	460,000	445,261
Terumo Corp.
due 12/06/21[4]	JPY 30,000,000	426,456
Clovis Oncology, Inc.
2.50% due 09/15/21[1]	385,000	408,694
Insulet Corp.
1.38% due 11/15/24[3]	295,000	321,774
Total Consumer, Non-cyclical		17,048,388
Communications - 9.7%
Liberty Media Corp.
1.38% due 10/15/23	1,015,000	1,286,817
2.25% due 09/30/46[1]	577,000	316,629
Booking Holdings, Inc.
0.90% due 09/15/21[1]	824,000	979,220
0.35% due 06/15/20[1]	290,000	449,769
Finisar Corp.
0.50% due 12/15/36	1,500,000	1,354,643

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 68.0% (continued)
Communications - 9.7% (continued)
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[1,3]	$1,254,000	$1,275,193
DISH Network Corp.
3.38% due 08/15/26[1]	1,185,000	1,079,481
Viavi Solutions, Inc.
1.75% due 06/01/23[3]	1,000,000	1,026,250
Ctrip.com International Ltd.
1.00% due 07/01/20	1,013,000	1,005,209
Weibo Corp.
1.25% due 11/15/22[1,3]	903,000	886,482
SBI Holdings, Inc.
due 09/14/22[1,4]	JPY 50,000,000	805,388
Palo Alto Networks, Inc.
0.75% due 07/01/23[3]	739,000	729,422
Ciena Corp.
4.00% due 12/15/20	522,000	723,599
Inmarsat plc
3.88% due 09/09/23[1]	600,000	703,500
Twitter, Inc.
0.25% due 06/15/24[3]	764,000	696,830
GCI Liberty, Inc.
1.75% due 09/30/46[3]	657,000	689,813
IAC FinanceCo, Inc.
0.88% due 10/01/22[1,3]	597,000	675,369
CyberAgent, Inc.
due 02/19/25[1,4]	JPY 60,000,000	634,492
Zendesk, Inc.
0.25% due 03/15/23[1,3]	502,000	543,065
Wix.com Ltd.
due 07/01/23[3,4]	482,000	462,210
Etsy, Inc.
due 03/01/23[1,3,4]	278,000	354,595
Okta, Inc.
0.25% due 02/15/23[1,3]	177,000	215,875
Total Communications		16,893,851
Financial - 8.9%
AXA S.A.
7.25% due 05/15/21[3]	1,743,000	1,909,170
Altaba, Inc.
due 12/01/18[1,4]	1,144,000	1,560,748
Poseidon Finance 1 Ltd.
due 02/01/25[1,4]	1,293,000	1,335,023
IMMOFINANZ AG
2.00% due 01/24/24[1]	EUR 800,000	1,096,338
IH Merger Sub LLC
3.50% due 01/15/22[1]	921,000	1,019,000
Aurelius SE
1.00% due 12/01/20[1]	EUR 700,000	970,557
Goldman Sachs BDC, Inc.
4.50% due 04/01/22	900,000	899,851
Blackstone Mortgage Trust, Inc.
4.38% due 05/05/22	850,000	842,195
Air Lease Corp.
3.88% due 12/01/18	553,000	832,799
AYC Finance Ltd.
0.50% due 05/02/19[1]	800,000	809,500

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 68.0% (continued)
Financial - 8.9% (continued)
Haitong International Securities Group, Ltd.
due 10/25/21[4]	HKD 6,000,000	$733,069
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19[1]	EUR 600,000	718,479
Credit Agricole S.A.
due 10/03/19[4]	EUR 8,000	716,890
LEG Immobilien AG
0.50% due 07/01/2[1]	EUR 300,000	635,337
PRA Group, Inc.
3.00% due 08/01/20[1]	650,000	627,734
BofA Finance LLC
0.25% due 05/01/23[1]	437,000	419,520
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	227,000	261,885
Total Financial		15,388,095
Consumer, Cyclical - 8.7%
Zhongsheng Group Holdings Ltd.
due 05/23/23[4]	HKD 14,000,000	1,625,750
Navistar International Corp.
4.75% due 04/15/19[1]	1,521,000	1,575,589
HIS Co. Ltd.
due 08/30/19[4]	JPY 150,000,000	1,351,729
Harvest International Co.
due 11/21/22[1,4]	HKD 10,000,000	1,277,534
Suzuki Motor Corp.
due 03/31/23[1,4]	JPY 80,000,000	1,145,256
Sony Corp.
due 09/30/22[4]	JPY 91,000,000	1,078,156
Meritor, Inc.
3.25% due 10/15/37[1,3]	920,000	915,649
Valeo S.A.
due 06/16/21[1,4]	800,000	763,304
LVMH Moet Hennessy Louis Vuitton SE
due 02/16/21[4]	2,036	735,676
LGI Homes, Inc.
4.25% due 11/15/19	291,000	699,255
Tesla, Inc.
0.25% due 03/01/19[1]	606,000	625,725
Vinpearl JSC
3.50% due 06/14/23	600,000	606,000
Cie Generale des Etablissements Michelin SCA
due 01/10/22[1,4]	600,000	585,180
ANA Holdings, Inc.
due 09/19/24[1,4]	JPY 60,000,000	549,401
Huazhu Group Ltd.
0.38% due 11/01/22[1,3]	471,000	519,113
Caesars Entertainment Corp.
5.00% due 10/01/24	276,000	496,499
Live Nation Entertainment, Inc.
2.50% due 03/15/23[1,3]	463,000	487,529
Total Consumer, Cyclical		15,037,345
Energy - 5.0%
Weatherford International Ltd.
5.88% due 07/01/21[1]	1,900,000	1,885,283

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 68.0% (continued)
Energy - 5.0% (continued)
Kunlun Energy Company Ltd.
1.63% due 07/25/19[1]	CNY 8,000,000	1,272,453
Technip S.A.
0.88% due 01/25/21[1]	EUR 800,000	1,140,799
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	773,000	970,951
Chesapeake Energy Corp.
5.50% due 09/15/26	839,000	836,340
PDC Energy, Inc.
1.13% due 09/15/21[1]	730,000	767,997
TOTAL S.A.
0.50% due 12/02/22	600,000	686,250
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	591,000	565,398
BP Capital Markets plc
1.00% due 04/28/23	GBP 300,000	511,386
Total Energy		8,636,857
Basic Materials - 3.0%
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 1,900,000	1,462,942
Toray Industries, Inc.
due 08/30/19[1,4]	JPY 90,000,000	856,865
Kansai Paint Co., Ltd.
due 06/17/19[1,4]	JPY 90,000,000	850,232
Mitsubishi Chemical Holdings Corp.
due 03/29/24[1,4]	JPY 80,000,000	753,082
APERAM S.A.
0.63% due 07/08/21[1]	600,000	733,080
Glencore Funding LLC
due 03/27/25[4]	600,000	542,250
Total Basic Materials		5,198,451
Utilities - 1.1%
CenterPoint Energy, Inc.
3.40% due 09/15/29[5]	20,638	902,912
China Yangtze Power International BVI 1 Ltd.
due 11/09/21[1,4]	600,000	651,750
China Yangtze Power International BVI 2 Ltd.
due 11/09/21[1,4]	EUR 350,000	442,791
Total Utilities		1,997,453
Total Convertible Bonds
(Cost $113,801,638)		118,098,612
SENIOR FLOATING RATE INTERESTS††,6 - 2.1%
Consumer, Cyclical - 1.0%
PetSmart, Inc.
5.34% (3 Month USD LIBOR + 3.00%) due 03/11/22	1,328,962	1,107,746

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Face
Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 2.1% (continued)
Alterra Mountain Co.
5.33% (3 Month USD LIBOR + 3.00%) due 07/31/24	655,108	655,108
Total Consumer, Cyclical		1,762,854
Communications - 0.6%
Sprint Communications, Inc.
4.50% (3 Month USD LIBOR + 2.50%) due 02/02/24	1,002,313	1,003,691
Consumer, Non-cyclical - 0.5%
SUPERVALU, Inc.
5.84% (3 Month USD LIBOR + 3.50%) due 06/08/24	789,405	$790,391
Total Senior Floating Rate Interests
(Cost $3,780,173)	3,556,936
Total Investments - 169.4%
(Cost $290,529,053)	$294,025,023
Other Assets & Liabilities, net - (69.4)%	(120,453,661)
Total Net Assets - 100.0%	$173,571,362

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at July 31, 2018	Net Unrealized Appreciation
Bank of New York Mellon	1,575,000,000	JPY	09/14/18	$14,363,256	$14,114,078	$249,178
Bank of New York Mellon	9,267,000	EUR	09/14/18	10,986,346	10,880,342	106,004
Bank of New York Mellon	2,492,000	GBP	09/14/18	3,342,845	3,275,264	67,581
Bank of New York Mellon	3,013,000	CHF	09/14/18	3,077,847	3,055,352	22,495
Bank of New York Mellon	1,934,000	CAD	09/14/18	1,488,952	1,486,600	2,352
						$447,610
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at July 31, 2018	Net Unrealized Appreciation/ (Depreciation)
Bank of New York Mellon	987,000	EUR	09/14/18	$1,158,188	$1,158,832	$644
Bank of New York Mellon	51,000	CAD	09/14/18	38,854	39,202	348
Bank of New York Mellon	14,500	CHF	09/14/18	14,616	14,704	88
Bank of New York Mellon	859,000	GBP	09/14/18	1,130,186	1,128,993	(1,193)
Bank of New York Mellon	66,179,000	JPY	09/14/18	596,363	593,051	(3,312)
						$(3,425)
~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2018, the total value of securities segregated was $219,360,957.

2	Rate indicated is the 7 day yield as of July 31, 2018.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $75,211,428 (cost $75,454,994), or 43.3% of total net assets.

4	Zero coupon rate security.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6
Variable rate security.  Rate indicated is the rate effective at July 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated.

7	Perpetual maturity.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,723,192	$—	$—	$30,723,192
Convertible Preferred Stocks	11,449,844	—	—	11,449,844
Money Market Fund	9,034,023	—	—	9,034,023
Corporate Bonds	—	121,162,416	—	121,162,416
Convertible Bonds	—	118,098,612	—	118,098,612
Senior Floating Rate Interests	—	3,556,936	—	3,556,936
Forward Foreign Currency Exchange Contracts*	—	448,690	—	448,690
Total Assets	$51,207,059	$243,266,654	$—	$294,473,713

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$4,505	$—	$4,505
* This derivative is reported as unrealized appreciation/depreciation at period end. Please refer to the detailed portfolio for the breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $55,005,294 are categorized as Level 2 within the disclosure hierarchy.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2018, there were no transfers between levels.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

The Fund did not hold any Level 3 securities during the period ended July 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Advent Claymore Convertible Securities and Income Fund II (the “Fund”) was organized as a Delaware statutory trust on February 26, 2007. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of over-the-counter (“OTC”) swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2018.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Note 2 — Financial Instruments and Derivatives
As part of its investment strategy, the Fund may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends or interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 — Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. OTC derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 — Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:
Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$290,977,761	$11,480,173	($7,988,727)	$3,491,446

Note 5 — Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
For the period ended July 31, 2018, the Fund entered into reverse repurchase agreements:

Counterparty	Range of Interest Rates	Maturity Dates	Face Value
Societe Generale	3.20% - 3.83%*	11/29/18 - 12/15/22	$55,005,294
*The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at July 31, 2018.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of July 31, 2018, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Common Stocks	$-	$-	$-	$1,542,452	$1,542,452
Convertible Preferred Stocks	-	-	-
Convertible Bonds	-	-	-	21,594,475	21,594,475
Corporate Bonds	-	-	-	31,868,367	31,868,367
Total Reverse Repurchase Agreements	$-	$-	$-	$55,005,294	$55,005,294
Gross amount of recognized liabilities for reverse repurchase agreements				$55,005,294	$55,005,294

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2018

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 28, 2018